24. POST-EMPLOYMENT OBLIGATIONS (Details 11) R$ in Millions	Dec. 31, 2020 BRL (R$)
Effects on the defined-benefit obligation
Reduction of one year in the mortality table	R$ 401
Increase of one year in the mortality table	(403)
Reduction of 1% in the discount rate	2,117
Pension plans and retirement supplement plans [member]
Effects on the defined-benefit obligation
Reduction of one year in the mortality table	336
Increase of one year in the mortality table	(338)
Reduction of 1% in the discount rate	1,513
Health plan [member]
Effects on the defined-benefit obligation
Reduction of one year in the mortality table	79
Increase of one year in the mortality table	(80)
Reduction of 1% in the discount rate	483
Dental plan [member]
Effects on the defined-benefit obligation
Reduction of one year in the mortality table	1
Increase of one year in the mortality table	(1)
Reduction of 1% in the discount rate	10
Life insurance plan [member]
Effects on the defined-benefit obligation
Reduction of one year in the mortality table	(15)
Increase of one year in the mortality table	16
Reduction of 1% in the discount rate	R$ 111